SHAREHOLDER REMUNERATION - Schedule of Dividends Payment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Shareholder Remuneration [Line Items]
Opening balance	R$ 2,486,778	R$ 1,110,416
Dividend payment	(12,186,149)	(1,307,858)	R$ (864,192)
Mandatory minimum dividends	1,557,637	2,464,804
Ending balance	135,863	2,486,778	R$ 1,110,416
Additional dividends proposed for 2023
Shareholder Remuneration [Line Items]
Increase (decrease) through other changes, equity	0	216,114
Additional dividends proposed for 2024
Shareholder Remuneration [Line Items]
Increase (decrease) through other changes, equity	1,535,239	0
Additional dividends proposed for 2025
Shareholder Remuneration [Line Items]
Increase (decrease) through other changes, equity	6,742,363	0
Others
Shareholder Remuneration [Line Items]
Increase (decrease) through other changes, equity	R$ (5)	R$ (8,334)